Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,523,493.23

Principal:
Principal Collections	$20,094,612.85
Prepayments in Full	$14,261,794.79
Liquidation Proceeds	$579,745.72
Recoveries	$136,227.36
Sub Total	$35,072,380.72
Collections	$37,595,873.95

Purchase Amounts:
Purchase Amounts Related to Principal	$687,914.23
Purchase Amounts Related to Interest	$4,317.58
Sub Total	$692,231.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,288,105.76

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,288,105.76
Servicing Fee	$543,827.36	$543,827.36	$0.00	$0.00	$37,744,278.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,744,278.40
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$37,744,278.40
Interest - Class A-3 Notes	$186,622.95	$186,622.95	$0.00	$0.00	$37,557,655.45
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$37,410,097.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,410,097.12
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$37,326,611.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,326,611.04
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$37,257,277.71
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,257,277.71
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$37,159,611.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,159,611.04
Regular Principal Payment	$34,564,842.53	$34,564,842.53	$0.00	$0.00	$2,594,768.51
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,594,768.51
Residuel Released to Depositor	$0.00	$2,594,768.51	$0.00	$0.00	$0.00
Total		$38,288,105.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$34,564,842.53
Total					$34,564,842.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$34,564,842.53	$52.53	$186,622.95	$0.28	$34,751,465.48	$52.81
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$34,564,842.53	$16.94	$584,667.36	$0.29	$35,149,509.89	$17.23

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$311,038,250.20	0.4727025	$276,473,407.67	0.4201724
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$628,098,250.20	0.3079124	$593,533,407.67	0.2909677

Pool Information
Weighted Average APR	4.559%	4.558%
Weighted Average Remaining Term	35.50	34.64
Number of Receivables Outstanding	43,780	42,625
Pool Balance	$652,592,836.63	$616,628,686.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$628,098,250.20	$593,533,407.67
Pool Factor	0.3139043	0.2966052

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$23,095,278.83
Targeted Overcollateralization Amount	$23,095,278.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,095,278.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		139	$340,082.54
(Recoveries)		180	$136,227.36
Net Losses for Current Collection Period			$203,855.18
Cumulative Net Losses Last Collection Period			$11,176,367.93
Cumulative Net Losses for all Collection Periods			$11,380,223.11

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.37%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.37%	817	$14,592,495.80
61-90 Days Delinquent	0.26%	88	$1,604,406.05
91-120 Days Delinquent	0.07%	21	$433,226.43
Over 120 Days Delinquent	0.22%	70	$1,363,779.74
Total Delinquent Receivables	2.92%	996	$17,993,908.02

Repossession Inventory:
Repossessed in the Current Collection Period		42	$641,573.52
Total Repossessed Inventory		63	$1,100,617.44

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4801%
Preceding Collection Period			0.3730%
Current Collection Period			0.3855%
Three Month Average			0.4129%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4007%
Preceding Collection Period			0.4705%
Current Collection Period			0.4199%
Three Month Average			0.4304%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer